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[LOGO OF ReedSmith]                                               Reed Smith LLP
                                                             1301 K Street, N.W.
                                                         Suite 1100 - East Tower
W. THOMAS CONNER                                     Washington, D.C. 20005-3373
Direct Phone: +1 202 414 9208                                    +1 202 414 9200
Email: tconner@reedsmith.com                                 Fax +1 202 414 9299
                                                                   reedsmith.com

June 1, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Post-Effective Amendment No. 30
     MetLife Investors Insurance Company
     MetLife Investors Variable Annuity Account One
     File Nos. 333-54358/811-05200

Commissioners:

On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), we are hereby transmitting for filing under the Securities Act of 1933, as amended (the "Securities Act"), Post-Effective Amendment No. 30 (the "Amendment") to the Account's registration statement on Form N-4 ("Registration Statement") for certain variable annuity contracts issued through the Account. This Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act to add new disclosure to the prospectus describing changes to certain optional riders. All financial statements and exhibits required to be filed are included herein.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 414-9208.

Sincerely,


/s/ W. Thomas Conner
----------------------------------------
W. Thomas Conner

Attachment

cc:  John E. Connolly, Jr., Esq.
     Paula Minella, Esq.

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